Shareholder Report, Line Graph (Details) 193025_NEOS Enhanced Income 20 Year Treasury Bond ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Dec. 11, 2024	Dec. 31, 2025
NEOS Enhanced Income 20+ Year Treasury Bond ETF
Account Value [Line Items]
Line Graph and Table Measure Name		NEOS Enhanced Income 20+ Year Treasury Bond ETF NAV
Accumulated Value	$ 10,000	$ 9,864
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000	$ 10,546
ICE US Treasury 20+ Year Bond Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE US Treasury 20+ Year Bond Total Return Index
Accumulated Value	$ 10,000	$ 9,837